Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

13 Leases

The Company assesses whether a contract is or contains a lease if the contract transfers the right to control the use of an asset identified for a certain period in exchange for consideration. The Company leases railcars, machinery and equipment, vessels, buildings, vehicles and IT equipment. Such leases are negotiated individually and are subject to specific terms and conditions.

As a lessee, the Company, to determine the enforceable term of the lease, considers all facts and circumstances that create an economic incentive for exercising the option to extend the lease.

(i)	Right-of-use assets

Leases are recognized as a right-of-use assets and a corresponding liability on the date on which the leased asset becomes available to the Company.

The right-of-use assets is measured at the cost composed of:

• The amount of the initial measurement of the lease liabilities;

• Any lease payment made up to the start of the lease, deducting any incentive received;

• Any initial direct cost; and

• Dismantling costs.

The right-of-use assets is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use assets reflects that the Company will exercise a purchase option. In that case the right-of-use assets will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment.

Changes in right-of-use assets:

	Balance as of					Foreign currency	Balance as of
	12/31/2022	Additions	Depreciation	Disposal	Remeasurement (i)	translation adjustment	12/31/2023
Rail cars	827	237	(173)	(32)	-	(38)	821
Machinery and equipment	1,603	553	(564)	-	-	-	1,592
Vessels	1,120	276	(452)	(5)	-	(28)	911
Buildings and constructions	292	149	(95)	-	-	(40)	306
Vehicles	106	143	(54)	(9)	-	-	186
Computer equipment and goods	5	3	(4)	-	-	-	4
Total	3,953	1,361	(1,342)	(46)	-	(106)	3,820

	Balance as of					Foreign currency	Balance as of
	12/31/2023	Additions	Depreciation	Disposal	Remeasurement (i)	translation adjustment	12/31/2024
Rail cars	821	151	(181)	(71)	4	140	864
Machinery and equipment	1,592	59	(456)	(66)	126	7	1,262
Vessels	911	82	(298)	(1)	(12)	127	809
Buildings and constructions	306	295	(99)	-	47	53	602
Vehicles	186	18	(68)	(2)	5	1	140
Computer equipment and goods	4	-	(9)	-	47	-	42
Total	3,820	605	(1,111)	(140)	217	328	3,719

(i)	Remeasurement of balances due to changes in contract payment flows.

The Company has elected not to recognize the right-of-use assets and lease liabilities for the following lease contracts or installments:

(i)	Short-term leases;
(ii)	Leases for which the underlying assets is of low value; and
(iii)	Variable lease payments.
(ii)	Lease liability

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability considers the net present value of the following lease payments:

• Fixed payments discounting any incentive received;

• Variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date;

• Expected payables to the lessor referring to the residual value guarantees;

• Exercise price of a purchase option, if it is reasonably certain that lessee will exercise such option; and

• Payment of fines for termination of the lease if the contractual terms provide for lessee’s exercise option.

Some leases contain extension options that can be exercised by the Company. The extension options held are exercised only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

The Company’s incremental borrowing rate corresponds to the one the Company would have pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use assets in a similar economic environment. The weighted average incremental rate applied in 2024 was 7.47% p.a. (2023: 7.32% p.a.). The lease liability is measured at amortized cost.

Changes in lease liabilities:

		2024	2023

Balance at the beginning of the year		3,933	4,241

New contracts		605	1,283
Disposals		(170)	(70)
Remeasurement	(i)	217	-
Interests and monetary and exchange variations, net		625	45
Currency translation adjustments		361	(78)
Payments		(1,004)	(1,209)
Interest paid		(261)	(279)
Balance at the end of the year	(ii)	4,306	3,933

Current liability		1,000	978
Non-current liability		3,306	2,955
Total		4,306	3,933

(i)	Remeasurement of balances due to changes in contract payment flows.
(ii)	On December 31, 2024, the lease liability from Braskem Idesa is equal to R$ 58 (December 31, 2023: R$ 239).

The table below presents the minimum annual commitments related to undiscounted lease agreements, by maturity.

	2024	2023
2024		1,347
2025	1,160	932
2026	996	807
2027	762	633
2028	543	168
2029+	1,914	1,491
	5,375	5,378
Interest discounted to present value	(1,069)	(1,445)
Balances as of December 31	4,306	3,933

(iii)	Non-cash transactions

In 2024, net non-cash transactions of additions, disposals and remeasurement of leases were R$ 356 (2023: R$ 871).

(iv)	Uninitiated lease agreements

The Company has committed to lease agreements not yet effective as of December 31, 2024. The present value of the commitments corresponds to R$ 2,126, composed of agreements for the construction of six vessels for raw material and finished product transportation, with expected completion date between the first quarter of 2025 and the second quarter of 2027.

The cash flows related to the contracts are shown below:

	Discounted	Not discounted
	2024	2024

2025	122	126
2026	147	162
2027	220	262
2028	231	292
2029+	1,406	2,560
Total	2,126	3,402

In January 2025, the first vessel, called Brilliant Future, was delivered. This vessel is designed to transport ethane and ethylene.